Share-based payments - Schedule of Share Options Transactions (Detail)		3 Months Ended	12 Months Ended
	Jan. 24, 2025 shares $ / shares	Mar. 31, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Balance, beginning of period | shares		75,000	913,125
Exercised | shares	(10,000)	0	(10,000)
Expired | shares		0	(828,125)
Balance, end of period | shares		75,000	75,000
Balance, beginning of period | $ / shares		$ 16.00	$ 10.17
Exercised | $ / shares	$ 4.00	0.00	4.00
Expired | $ / shares		0.00	9.72
Balance, end of period | $ / shares		$ 16.00	$ 16.00